Investment Strategy - T. Rowe Price QM U.S. Bond Index Fund	Dec. 22, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. bonds and in securities that are represented in the fund’s benchmark index. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

Consistent with the benchmark index, the Bloomberg U.S. Aggregate Bond Index (Index), the fund’s holdings normally include U.S. government and agency obligations, mortgage- and asset-backed securities, corporate bonds, and U.S. dollar-denominated securities of foreign issuers. The fund’s overall investment strategy is to match or incrementally exceed the performance of the U.S. investment-grade bond market. To achieve this goal, the fund seeks to provide total returns (after all of the fund’s expenses have been deducted) that match or incrementally exceed the total returns of the Index. The Index is a broadly diversified index that typically consists of investment-grade, fixed income instruments with intermediate- to long-term maturities. To be eligible for inclusion in the Index, a security must be U.S. dollar-denominated, rated investment grade, have a fixed rate coupon with at least $300 million or more of outstanding face value, and have one or more years remaining to maturity. The Index is market capitalization weighted and the securities represented in the Index are updated on the last business day of each month. The composition of the Index is rebalanced at each month-end and represents the fixed set of securities on which index returns are calculated for the next month. As of October 31, 2025, there were 13,899 securities in the Index. For the last five years ended October 31, 2025, the weighted average maturity of the Index ranged from 8.13 years to 8.70 years, although this range will vary with market conditions. As of October 31, 2025, the fund’s weighted average maturity was 8.03 years.

The adviser does not attempt to fully replicate the Index, but generally invests in a range of bonds represented in the Index. While the fund’s portfolio is structured to have a risk profile and overall characteristics similar to the Index, the adviser may adjust certain holdings in relation to their weighting in the Index and rely on quantitative models in an attempt to generate a modest amount of outperformance over the Index. These quantitative models are designed to help replicate the overall risk factors and other characteristics of the Index in a more efficient manner and to inform overweighting and underweighting of sub-sectors relative to the Index, which are designed in part to provide performance that incrementally exceeds that of the Index. In conjunction with the quantitative models, the adviser evaluates specific traits and sectors within the Index and, within each broad segment of the Index (such as corporate bonds, U.S. government securities, and mortgage- and asset-backed securities), selects a set of holdings that represent the Index’s key risk factors and traits (such as maturity, interest rate sensitivity, credit quality, and sector diversification).

Based on the adviser’s evaluation of quantitative models, and views as to the relative value or attractiveness of a specific trait or sector, the adviser may place a slightly greater or lesser emphasis on certain index characteristics than their representation in the Index. This could result in the fund being underweight or overweight in certain sectors versus the Index or having a duration that differs from that of the Index. Duration, which is expressed in years, is a calculation that attempts to measure the price sensitivity of a bond or bond fund to changes in interest rates. For example, the price of a bond fund with a duration of three years would be expected to fall approximately 3% if interest rates rose by one percentage point. A bond fund with a longer duration should be more sensitive to changes in interest rates than a bond fund with a shorter duration.

The fund may use a variety of derivatives, such as futures, forwards, options, and swaps for a number of purposes, such as for hedging risk or managing certain exposure. Specifically, the fund buys and sells interest rate futures, including U.S. Treasury futures, and mortgage-backed securities on a delayed delivery or forward commitment basis through the “to-be-announced” (TBA) market as a means of adjusting the fund’s duration and gaining exposure to investment-grade bonds. Interest rate futures are futures contracts based on underlying financial instruments that pay interest, such as U.S. Treasury securities. The price of an interest rate future moves inversely to a change in interest rates. With TBA transactions, the particular mortgage-backed securities to be delivered are not identified at the trade date, but the delivered securities must meet specified terms and standards. In an effort to obtain underlying mortgage-backed securities on more preferable terms or to enhance returns, the fund may extend the settlement by entering into “dollar roll” transactions in which the fund sells mortgage-backed securities and simultaneously agrees to purchase substantially similar securities on a future date. The fund also invests in credit default swap indexes (CDX). A CDX is a swap on an index of credit default swaps. CDXs are used by the fund as a means to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or a reference index) rather than transacting in a single-name credit default swap.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. bonds and in securities that are represented in the fund’s benchmark index. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.